Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Schedule Of Current Liabilities Abstract
Compensation to key management personnel	[1]	$ 685	$ 649
Other payable dividend to related parties of Gix Internet			284
Current liabilities to related parties of Jeffs’ Brands		118
Other accrued expenses to related parties of Eventer		8	122
Current liabilities, total		$ 811	$ 1,055

[1]	As of June 30, 2023, these balances include compensation to key management personnel of the Company, Eventer, Gix Internet, Fuel Doctor and Jeffs’ Brands.